Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	$ 3,265,464	$ 2,646,102
Less: accumulated depreciation	(1,340,489)	(983,947)
Property, plant and equipment, net	1,924,975	1,662,155
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	2,133,142	1,769,482
Transportation vehicles [Member]
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	423,812	237,255
Electronic devices [Member]
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	126,342	89,614
Office furniture and equipment [Member]
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	60,196	48,728
Construction in progress [Member]
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	21,619
Building [Member]
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	$ 500,353	$ 501,023